Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-Based Compensation
Share-Based Compensation

20. Share-Based Compensation

Share incentive plan

From 2010 to 2015, the Group granted 24,731,467 share options, in aggregate, under the Share Incentive Plan. As of December 31, 2019, all the options had been vested and the relating share compensation expense had been recognized in the consolidated statements of operations.

No share options were granted during the years ended December 31, 2019, 2020 and 2021.

Share options

A summary of option activities during the year ended December 31, 2021 is presented below:

			Weighted		Weighted
		Weighted	Average	Aggregate	Average
		Average	Remaining	Intrinsic	Grant-Date
	Number of	Exercise	Contractual	Value of	Fair
	Options	Price	Term	Options	Value
		RMB		RMB	USD
Outstanding, as of January 1, 2021	2,004,465	0.5	3.7	148,848	2.17
Forfeited	—
Exercised	(91,756)				2.75
Outstanding, as of December 31, 2021	1,912,709	0.4	2.7	55,641	2.14
Vested and expected to vest as of December 31, 2021	1,912,709	0.4	2.7	55,641	2.14
Exercisable as of December 31, 2021	1,912,709	0.4	2.7	55,641	2.14

The aggregate intrinsic value of options exercised during the year ended December 31, 2021 was RMB7,835.

Restricted share units

Under the 2015 Plan, the Group granted 3,507,087 restricted share units to certain employees and senior management in 2021, which vest immediately or over 1 to 4 years. A summary of the restricted share units activities under the 2015 Plan during the year ended December 31, 2021 is presented below:

	Number of
	restricted share	Weighted-Average
	units	Grant-Date Fair Value
		RMB
Outstanding, as of December 31, 2020	3,334,932	68.40

Granted	3,507,087	68.53
Vested	(2,088,614)	77.03
Forfeited	(440,291)	85.06
Outstanding and unvested, as of December 31, 2021	4,313,114	68.51

The fair value of restricted share units granted was determined based on the fair value of the Company's ordinary shares on the grant date.

As of December 31, 2021, there was RMB178,777 unrecognized compensation costs, net of estimated forfeitures, related to unvested restricted share units, which is expected to be recognized over a weighted-average period of 2.62 years.

The Group recorded compensation expenses of RMB75,183, RMB108,440 and RMB196,547 for both share options and restricted share units for the years ended December 31, 2019, 2020 and 2021, respectively, which were classified in the accompanying consolidated statements of operations as follows:

	For Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Fulfillment	9,839	8,497	16,845
Sales and marketing	22,209	38,631	89,275
Technology and content	9,817	16,711	38,001
General and administrative	33,318	44,601	52,426

	75,183	108,440	196,547